Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions
Schedule of Provisions for Contingencies

Company and its subsidiaries recorded provisions for contingencies in relation to the legal actions in which, based on the assessment of the Company’s management and supported from its legal advisors, the chances of loss are assessed as ‘probable’ (i.e. an outflow of funds to settle the obligation will be necessary), as follows:

	Labor	Civil		Tax	Regulatory	Others	Total
		Costumer relations	Other civil actions
Balance on December 31, 2021	404	33	38	1,295	48	71	1,889
Additions	124	44	14	332	12	57	583
Reversals	(26)	-	(3)	(150)	(5)	(57)	(241)
Settled	(87)	(35)	(13)	(3)	(7)	(57)	(202)
Balance on December 31, 2022	415	42	36	1,474	48	14	2,029
Additions	146	65	24	147	9	18	409
Reversals	(26)	(10)	(1)	(2)	-	(10)	(49)
Settled	(103)	(52)	(19)	(1)	(4)	(10)	(189)
Balance on December 31, 2023	432	45	40	1,618	53	12	2,200
Additions	194	178	43	45	6	42	508
Reversals	(17)	-	-	(576)	(1)	(4)	(598)
Settled	(142)	(72)	(21)	(5)	(1)	(16)	(257)
Balance on December 31, 2024	467	151	62	1,082	57	34	1,853

Schedule of Possible Losses

There are lawsuits whose expected loss is considered possible, since the Company's and its subsidiaries' legal advisors, as follows:

	Possible loss
	Dec. 31, 2024	Dec. 31, 2023
Labor	1,042	1,363
Civil
Costumer relations	743	346
Other civil actions	637	613
	1,380	959

Tax	3,329	2,474
Regulatory	3,595	3,145
Others	2,114	1,840
Total	11,460	9,781